                              BLACKROCK FUNDS/SM/

                       BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 86 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney, Managing Director of BFM since February 1998 and Scott Amero, Managing Director of BFM since 1990. Dennis Schaney is the head of the High Yield Team and co-head of the taxable credit research group. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Scott Amero is co-head of fixed income portfolio management and co-head of the taxable credit research group. Dennis Schaney has been a portfolio co-manager of the fund since inception and Scott Amero since 2003.

   This Supplement is dated July 11, 2003.

                              BLACKROCK FUNDS/SM/

                         BOND PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 66 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney, Managing Director of BFM since February 1998 and Scott Amero, Managing Director of BFM since 1990. Dennis Schaney is the head of the High Yield Team and co-head of the taxable credit research group. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Scott Amero is co-head of fixed income portfolio management and co-head of the taxable credit research group. Dennis Schaney has been a portfolio co-manager of the fund since inception and Scott Amero since 2003.

   This Supplement is dated July 11, 2003.

                              BLACKROCK FUNDS/SM/

                      BOND PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 64 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney, Managing Director of BFM since February 1998 and Scott Amero, Managing Director of BFM since 1990. Dennis Schaney is the head of the High Yield Team and co-head of the taxable credit research group. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Scott Amero is co-head of fixed income portfolio management and co-head of the taxable credit research group. Dennis Schaney has been a portfolio co-manager of the fund since inception and Scott Amero since 2003.

   This Supplement is dated July 11, 2003.

                              BLACKROCK FUNDS/SM/

                        BOND PORTFOLIOS/BLACKROCK CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney, Managing Director of BFM since February 1998 and Scott Amero, Managing Director of BFM since 1990. Dennis Schaney is the head of the High Yield Team and co-head of the taxable credit research group. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Scott Amero is co-head of fixed income portfolio management and co-head of the taxable credit research group. Dennis Schaney has been a portfolio co-manager of the fund since inception and Scott Amero since 2003.

   This Supplement is dated July 11, 2003.